Exhibit 99
Ford Credit Auto Lease Trust 2025-A
Monthly Investor Report

Transaction Month	1	Payment Date	February 18, 2025
Collection Period	January, 2025

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-265473-07 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.

I. SUMMARY

		Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
2025-A Reference Pool Balance		$1,560,551,390.55	$1,560,551,390.55	$1,543,579,237.69	0.9891243
Total Note Balance		$1,451,310,000.00	$1,451,310,000.00	$1,425,875,899.19	0.9824751

Total Overcollateralization		$109,241,390.55	$109,241,390.55	$117,703,338.50

2025-A Exchange Note Balance		$1,496,195,876.29	$1,496,195,876.29	$1,472,020,917.54	0.9838424
2025-A Exchange Note Overcollateralization		$64,355,514.26	$64,355,514.26	$71,558,320.15

Overcollateralization			Beginning of Period	End of Period
2025-A Reference Pool Balance as a % of Total Note Balance			107.53%	108.25%
2025-A Reference Pool Balance as a % of 2025-A Exchange Note Balance			104.30%	104.86%

	Note Interest Rate	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
Class A-1 Notes	4.42500%	$181,800,000.00	$181,800,000.00	$156,365,899.19	0.8600985
Class A-2a Notes	4.57000%	$245,000,000.00	$245,000,000.00	$245,000,000.00	1.0000000
Class A-2b Notes*	4.76098%	$249,600,000.00	$249,600,000.00	$249,600,000.00	1.0000000
Class A-3 Notes	4.72000%	$494,600,000.00	$494,600,000.00	$494,600,000.00	1.0000000
Class A-4 Notes	4.78000%	$79,000,000.00	$79,000,000.00	$79,000,000.00	1.0000000
Class B Notes	4.96000%	$56,180,000.00	$56,180,000.00	$56,180,000.00	1.0000000
Class C Notes	0.00000%	$70,220,000.00	$70,220,000.00	$70,220,000.00	1.0000000
Class D Notes	0.00000%	$74,910,000.00	$74,910,000.00	$74,910,000.00	1.0000000
Total		$1,451,310,000.00	$1,451,310,000.00	$1,425,875,899.19	0.9824751

	Principal Payments		Interest Payments		Total Payments
	Actual	per $1000 Face	Actual	per $1000 Face	Actual	per $1000 Face
Class A-1 Notes	$25,434,100.81	$139.90	$491,617.50	$2.70	$25,925,718.31	$142.60
Class A-2a Notes	$0.00	$0.00	$559,825.00	$2.29	$559,825.00	$2.29
Class A-2b Notes	$0.00	$0.00	$726,208.15	$2.91	$726,208.15	$2.91
Class A-3 Notes	$0.00	$0.00	$1,167,256.00	$2.36	$1,167,256.00	$2.36
Class A-4 Notes	$0.00	$0.00	$188,810.00	$2.39	$188,810.00	$2.39
Class B Notes	$0.00	$0.00	$139,326.40	$2.48	$139,326.40	$2.48
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class D Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$25,434,100.81	$17.52	$3,273,043.05	$2.26	$28,707,143.86	$19.78

II. POOL INFORMATION

2025-A Reference Pool Balance	Lease Balance**	Securitization Value	Residual Portion of Securitization Value
Beginning of Period	$1,864,193,082.10	$1,560,551,390.55	$991,198,814.43
Change	$(24,233,770.02)	$(16,972,152.86)	$5,025,308.59
End of Period	$1,839,959,312.08	$1,543,579,237.69	$996,224,123.02
Residual Portion of Securitization Value as % of Securitization Value at end of period			64.54%

	At Cutoff Date	Terminations in Prior Period	Beginning of Period	Terminations in Current Period	End of Period
Number of Leases	45,235	0	45,235	122	45,113

				Beginning of Period	End of Period
Weighted Average Remaining Term to Maturity in Months***				25.6	24.6

Ford Credit Auto Lease Trust 2025-A
Monthly Investor Report

Transaction Month	1	Payment Date	February 18, 2025
Collection Period	January, 2025

Delinquent Leases
		Number of Leases	Securitization Value	% of End of Period Reference Pool Balance
31 - 60 Days Delinquent		127	$4,603,796.74	0.30%
61 - 90 Days Delinquent		3	$96,507.75	0.01%
91- 120 Days Delinquent		0	$0.00	0.00%
Over 120 Days Delinquent		0	$0.00	0.00%
Total Delinquent Leases		130	$4,700,304.49	0.30%

Delinquency Trigger (61+ Delinquent Leases): Trigger: 0.45%

61+ Delinquent Leases Balance to EOP Pool Balance				0.0063%
Delinquency Trigger Occurred				No

Payment Extensions Granted in the Current Collection Period
		Number of Leases****	Securitization Value
1 Month Extended		84	$2,761,641.73
2 Months Extended		95	$3,432,626.27
3+ Months Extended		24	$822,163.53
Total		203	$7,016,431.53

		Current Period	Cumulative
Prepayment Speed		0.28%	0.28%

III. EXCHANGE NOTE COLLECTIONS AND DISTRIBUTIONS

Collections
Base Monthly Payments (Rent)				$24,939,407.91
plus: Payoffs				$5,154,628.57
plus: Other (including extension fees, excess charges, etc.)				$198,899.51
minus: Payaheads				$(1,158,218.46)
plus: Payahead Draws				$604,380.04
plus: Advances				$806,304.15
minus: Advance Reimbursement Amounts				$(710,142.58)
plus: Administrative Reallocation Amounts				$46,645.46
plus: Net Sale Proceeds				$137,793.00
plus: Recoveries				$0.00
Total Collections				$30,019,697.60
				0
Reserve Account Draw Amount				$0.00

Total Collections Plus Reserve Account Draw Amount				$30,019,697.60

Exchange Note Distributions
	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Ref Pool Servicing Fee and Adv Reimbursement	$1,300,459.49	$1,300,459.49	$28,719,238.11	$0.00
2025-A Exchange Note Interest Payment	$4,544,279.36	$4,544,279.36	$24,174,958.75	$0.00
Shortfall Payment (to cover Notes)	$0.00	$0.00	$24,174,958.75	$0.00
Reserve Account Deposit	$0.00	$0.00	$24,174,958.75	$0.00
2025-A Exchange Note Principal Payment	$60,664,798.58	$24,174,958.75	$0.00	$(36,489,839.83)
Shared Amounts	$0.00	$0.00	$0.00	$0.00
Excess Exchange Note Amounts	$0.00	$0.00	$0.00	$0.00
Total	$66,509,537.43	$30,019,697.60	$0.00	$(36,489,839.83)

Ford Credit Auto Lease Trust 2025-A
Monthly Investor Report

Transaction Month	1	Payment Date	February 18, 2025
Collection Period	January, 2025

IV. AVAILABLE FUNDS AND DISTRIBUTIONS

Available Funds
2025-A Exchange Note Interest Payment				$4,544,279.36
2025-A Exchange Note Principal Payment				$24,174,958.75
Shortfall Payment (to cover Notes)				$0.00
Excess Exchange Note Amounts				$0.00

Total				$28,719,238.11

ABS Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Trustee Fees and Expenses	$0.00	$0.00	$28,719,238.11	$0.00
Administration Fee	$12,094.25	$12,094.25	$28,707,143.86	$0.00
Class A-1 Interest	$491,617.50	$491,617.50	$28,215,526.36	$0.00
Class A-2a Interest	$559,825.00	$559,825.00	$27,655,701.36	$0.00
Class A-2b Interest	$726,208.15	$726,208.15	$26,929,493.21	$0.00
Class A-3 Interest	$1,167,256.00	$1,167,256.00	$25,762,237.21	$0.00
Class A-4 Interest	$188,810.00	$188,810.00	$25,573,427.21	$0.00
Total Class A Interest	$3,133,716.65	$3,133,716.65		$0.00
First Priority Principal Payment	$0.00	$0.00	$25,573,427.21
Class B Interest	$139,326.40	$139,326.40	$25,434,100.81	$0.00
Second Priority Principal Payment	$0.00	$0.00	$25,434,100.81
Class C Interest	$0.00	$0.00	$25,434,100.81	$0.00
Third Priority Principal Payment	$0.00	$0.00	$25,434,100.81
Class D Interest	$0.00	$0.00	$25,434,100.81	$0.00
Specified Reserve Deposit	$0.00	$0.00	$25,434,100.81	$0.00
Regular Principal Payment	$60,664,798.58	$25,434,100.81	$0.00	$(35,230,697.77)
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00
Remaining Funds to Holder of Residual Interest	$0.00	$0.00	$0.00	$0.00
Total	$63,949,935.88	$28,719,238.11	$0.00	$(35,230,697.77)

V. RECONCILIATION OF ADVANCES AND PAYAHEADS

Advances
Beginning of Period Advance Balance				$1,802,509.54
plus: Additional Advances				$806,304.15
minus: Advance Reimbursement Amounts				$(710,142.58)
End of Period Advance Balance				$1,898,671.11

Payaheads
Beginning of Period Payahead Balance				$2,120,265.12
plus: Additional Payaheads				$1,158,218.46
minus: Payahead Draws				$(604,380.04)
End of Period Payahead Balance				$2,674,103.54

VI. RESERVE ACCOUNT

Beginning of Period Reserve Account Balance				$3,901,378.48
minus: Reserve Account Draw				$0.00
plus: Reserve Deposit from Exchange Note Distributions				$0.00
plus: Reserve Deposit from Note Distributions				$0.00
End of Period Reserve Account Balance				$3,901,378.48
Memo: Required Reserve Amount				$3,901,378.48

VII. OVERCOLLATERALIZATION INFORMATION
Targeted Overcollateralization Amount				$152,934,036.27
Actual Overcollateralization Amount (EOP Pool Balance- EOP Note Balance)				$117,703,338.50

Ford Credit Auto Lease Trust 2025-A
Monthly Investor Report

Transaction Month	1	Payment Date	February 18, 2025
Collection Period	January, 2025

VIII. LEASE TERMINATIONS
	Number of Leases		Securitization Value
Retained Vehicles	Current Period	Cumulative	Current Period	Cumulative
Early Terminations	117	117	$4,249,939.24	$4,249,939.24
Standard Terminations	0	0	$0.00	$0.00
Total Retained	117	117	$4,249,939.24	$4,249,939.24

Returned Vehicles
Early Terminations	4	4	$135,270.25	$135,270.25
Standard Terminations	0	0	$0.00	$0.00
Total Returned	4	4	$135,270.25	$135,270.25

Charged Off / Repossessed Vehicles	0	0	$0.00	$0.00
Removals by Servicer and Other	1	1	$46,645.46	$46,645.46
Total Terminations	122	122	$4,431,854.95	$4,431,854.95

Memo: 1) Removals of Leases Terminated in Prior Periods	0	0
2) Number of Leases Scheduled to Terminate	0	0	Current Period	Cumulative
Return Rate (Returned / Total Terminations)			3.28%	3.28%
Early Termination Rate (Early Terminations / Total Terminations)			99.18%	99.18%

Note: An Early Termination is a lease that terminates more than three months prior to the month in which it is scheduled to terminate.

IX. GAIN (LOSS) CALCULATIONS	Number of Leases		Gain (Loss)
	Current Period	Cumulative	Current Period	Cumulative
Gain (Loss) on Retained Vehicles
Customer Payments			$4,972,918.31
plus: Payahead draws			$4,197.32
minus: Unreimbursed Advances			$(9,964.26)
minus: Securitization Value of Retained Vehicles			$(4,249,939.24)
Total	117	117	$717,212.13	$717,212.13
Gain (Loss) Per Retained Vehicle			$6,130.02	$6,130.02

Gain (Loss) on Returned Vehicles
Customer Payments			$18,775.06
plus: Net Sale Proceeds			$137,793.00
plus: Payahead Draws			$0.00
minus: Unreimbursed Advances			$0.00
minus: Securitization Value of Returned Vehicles			$(135,270.25)
Total	4	4	$21,297.81	$21,297.81
Gain (Loss) Per Returned Vehicle			$5,324.45	$5,324.45

Credit Gain (Loss) Charged Off / Repo Vehicles	0	0	$0.00	$0.00
Credit Gain (Loss) Per Charged Off / Repo Vehicle			$0.00	$0.00
Recoveries			$0.00	$0.00

Total Gain (Loss)	121	121	$738,509.94	$738,509.94
Average Gain (Loss) on all Retained, Returned and Repo Vehicles			$6,103.39	$6,103.39

Removals by Servicer and Other	1	1

Note: There is no Gain or Loss on Removals

Memo: Residual Gain (Loss) on Returned Vehicles
Net Sale Proceeds			$137,793.00
plus: Excess Wear and Use and Excess Mileage Assessed			$62.12
minus: Residual Portion of Securitization Value			$(117,219.98)
Total	4	4	$20,635.14	$20,635.14
Residual Gain (Loss) Per Returned Vehicle			$5,158.79	$5,158.79

Ford Credit Auto Lease Trust 2025-A
Monthly Investor Report

Transaction Month	1	Payment Date	February 18, 2025
Collection Period	January, 2025

Prior and Current Collection Periods Average Gain (Loss)	Percent
Ratio of Total Gain (Loss) to the Average Pool Balance (annualized)
Third Prior Collection Period	N/A
Second Prior Collection Period	N/A
Prior Collection Period	N/A
Current Collection Period	0.57%
Four Month Average (Current and Prior Three Collection Periods)	N/A

Ratio of Cumulative Total Gain (Loss) for all Collection Periods to Initial Pool Balance	0.05%

X. CREDIT RISK RETENTION INFORMATION

The fair value of the Notes and the Residual Interest on the Closing Date is summarized below. The totals in the table may not sum due to rounding:
	Fair Value	Fair Value
	(Mils.)%
Class A notes	$1,250.0	78.0%
Class B notes	$56.2	3.5%
Class C notes	$50.9	3.2%
Class D notes	$54.3	3.4%
Residual Interest	$191.1	11.9%
Total	$1,602.5	100.0%

The Depositor must retain a Residual Interest with a fair value of at least 5% of the aggregate value of the Notes and Residual Interest, or $74.3 million, according to Regulation RR.

XI. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement: Benchmark	N/A

Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

XII. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer

* Tranche A2b note interest rate is floating based on 30-day average SOFR + 0.41%.
**Lease Balance is calculated similar to Securitization Value, but present values the base monthly payments and contract lease end value at the contract lease factor, without considering the base residual value or minimum discount rate.
***The Weighted Average is calculated based on Securitization Value.
****Excludes leases that were extended and closed accounts during the Collection Period.